UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03541

ASSET MANAGEMENT FUND

(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Suite 500, Miami, FL 33131
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (800) 247-9780

Date of fiscal year end: October 31

Date of reporting period: July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Abbott Laboratories	ABT	002824100	4/26/2013	Elect 11 Directors	Issuer	Yes	For All	For
				Ratification of Deloitte & Touche LLP as Auditors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder proposal on Genetically Modified Ingredients	Shareholder	Yes	Against	For
				Shareholder proposal on Lobbying Disclosure	Shareholder	Yes	Against	For
				Shareholder proposal on Independent Board Chairman	Shareholder	Yes	Against	For
				Shareholder proposal on Equity Retention and Hedging	Shareholder	Yes	Against	For
				Shareholder proposal on Incentive Compensation	Shareholder	Yes	Against	For
				Shareholder proposal on Accelerated Vesting of Awards Upon Change in Control	Shareholder	Yes	Against	For
American Express Co	AXP	025816109	4/29/2013	Elect 13 Directors	Issuer	Yes	For All	For
				Ratify the Appointment of PwC LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder proposal relating to Independent Board Chairman	Shareholder	Yes	Against	For
Becton, Dickinson and Company	BDX	075887109	1/29/2013	Elect 15 Directors	Issuer	Yes	For All	For
				Ratification of Selection of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Amendment to the Company's Restated Certificate of Incorporation	Issuer	Yes	For	For
				Amendments to the 2004 Employee and Director Equity-Based Compensation Plan	Issuer	Yes	For	For
Berkshire Hathaway, Inc.	BRK-A	084670108	5/4/2013	Elect 13 Directors	Issuer	Yes	For All	For
				Shareholder proposal regarding Greenhouse Gas and Other Air Emissions	Shareholder	Yes	Against	For
Chevron Corporation	CVX	166764100	5/29/2013	Elect 11 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Approval of Amendments to Long-Term Incentive Plan	Issuer	Yes	For	For
				Shareholder proposal on Shale Energy Operations	Shareholder	Yes	Against	For
				Shareholder proposal on Offshore Oil Wells	Shareholder	Yes	Against	For
				Shareholder proposal on Climate Risk	Shareholder	Yes	Against	For
				Shareholder proposal on Lobbying Disclosure	Shareholder	Yes	Against	For
				Shareholder proposal on Cessation of use of Corporate Funds for Political Purposes	Shareholder	Yes	Against	For
				Shareholder proposal on Cumulative Voting	Shareholder	Yes	Against	For
				Shareholder proposal on Special Meetings	Shareholder	Yes	Against	For
				Shareholder proposal on Independent Director with Environmental Expertise	Shareholder	Yes	Against	For
				Shareholder proposal on Country Selection Guidelines	Shareholder	Yes	Against	For
The Coca-Cola Company	KO	191216100	4/24/2013	Elect 16 Directors	Issuer	Yes	For All	For
				Appointment of Ernst & Young as Independent Auditors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Approve Amendment to By-Laws to permit shareholders to call special meetings	Issuer	Yes	For	For
				Shareholder proposal regarding a Board committee on human rights	Shareholder	Yes	Against	For
Disney (Walt) Company	DIS	254687106	3/6/2013	Elect 10 Directors	Issuer	Yes	For All	For
				Appointment of PwC as Company's registered public accountants for 2013	Issuer	Yes	For	For
				Approve terms of Company's Amended and Restated 2002 Executive Performance Plan	Issuer	Yes	For	For
				Approve advisory resolution on executive compensation	Issuer	Yes	For	For
				Shareholder proposal relating to proxy access	Shareholder	Yes	Against	For
				Shareholder proposal realting to future separation of Chairman and CEO	Shareholder	Yes	Against	For
DuPont	DD	263534109	4/24/2013	Elect 11 Directors	Issuer	Yes	For All	For
				Ratification of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Approval of Executive Compensation	Issuer	Yes	For	For
				Shareholder proposal on Independent Board Chairman	Shareholder	Yes	Against	For
				Shareholder proposal on Lobbying Report	Shareholder	Yes	Against	For
				Shareholder proposal on Genetically Modified Seed	Shareholder	Yes	Against	For
				Shareholder proposal on Executive Compensation Report	Shareholder	Yes	Against	For
Exxon Mobil Corporation	XOM	30231G102	5/29/2013	Elect 13 Directors	Issuer	Yes	For All	For
				Ratification of Independent Auditors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder proposal on Independent Chairman	Shareholder	Yes	Against	For
				Shareholder proposal on Majority Vote for Directors	Shareholder	Yes	For	Against
				Shareholder proposal to Limit Directorships	Shareholder	Yes	Against	For
				Shareholder proposal on Report on Lobbying	Shareholder	Yes	Against	For
				Shareholder proposal on Political Contributions Policy	Shareholder	Yes	Against	For
				Shareholder proposal on Amendment of EEO Policy	Shareholder	Yes	Against	For
				Shareholder proposal on Report on Natural Gas Production	Shareholder	Yes	Against	For
				Shareholder proposal on Greenhouse Gas Emissions Goals	Shareholder	Yes	Against	For
General Dynamics Corporation	GD	369550108	5/1/2013	Elect 10 Directors	Issuer	Yes	For All	For
				Selection of Independent Auditors	Issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Shareholder proposal with regard to Lobbying Disclosure	Shareholder	Yes	Against	For
				Shareholder proposal with regard to Human Rights Policy	Shareholder	Yes	Against	For
General Electric Company	GE	369604103	4/24/2013	Elect 17 Directors	Issuer	Yes	For All	For
				Advisory Approval of Compensation of Named Executive Officers	Issuer	Yes	For	For
				Ratification of Selection of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Shareholder proposal on Cessation of All Stock Options and Bonuses	Shareholder	Yes	Against	For
				Shareholder proposal for Director Term Limits	Shareholder	Yes	Against	For
				Shareholder proposal on Independent Board Chairman	Shareholder	Yes	Against	For
				Shareholder proposal for Right to Act by Written Consent	Shareholder	Yes	Against	For
				Shareholder proposal for Executives to Retain Significant Stock	Shareholder	Yes	Against	For
				Shareholder proposal for Multiple Candidate Elections	Shareholder	Yes	Against	For
International Business Machines Corporation	IBM	459200101	4/30/2013	Elect 13 Directors	Issuer	Yes	For All	For
				Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Issuer	Yes	For	For
				Shareholder proposal for Disclosure of Lobbying Policies and Practices	Shareholder	Yes	Against	For
				Shareholder proposal on the Right to Act by Written Consent	Shareholder	Yes	Against	For
				Shareholder proposal on Independent Board Chairman	Shareholder	Yes	Against	For
				Shareholder proposal for Executives to Retain Significant Stock	Shareholder	Yes	Against	For
Johnson & Johnson	JNJ	478160104	4/25/2013	Elect 12 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Appointment of PwC as Company's registered public accountants for 2013	Issuer	Yes	For	For
				Shareholder proposal for Executives to Retain Significant Stock	Shareholder	Yes	Against	For
				Shareholder proposal on Political Contributions and Corporate Values	Shareholder	Yes	Against	For
				Shareholder proposal on Independent Board Chairman	Shareholder	Yes	Against	For
McDonald's Corporation	MCD	580135101	5/25/2013	Elect 4 Directors	Issuer	Yes	For All	For
				Advisory Vote to Approve Executive Compensation	Issuer	Yes	For	For
				Advisory Vote to Approve Appointment of Ernst & Young as Independent Auditor	Issuer	Yes	For	For
				Shareholder proposal Requesting an Annual Report on Executive Compensation	Shareholder	Yes	Against	For
				Shareholder proposal Requesting an Executive Stock Retention Policy	Shareholder	Yes	Against	For
				Shareholder proposal Requesting a Human Rights Report	Shareholder	Yes	Against	For
				Shareholder proposal Requesting a Nutritional Report	Shareholder	Yes	Against	For
PepsiCo, Inc.	PEP	713448108	5/1/2013	Elect 13 Directors	Issuer	Yes	For All	For
				Ratify Appointment of KPMG LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
Praxair, Inc.	PX	74005P104	4/23/2013	Elect 11 Directors	Issuer	Yes	For All	For
				Advisory Approval of the Compensation of Named Executive Officers	Issuer	Yes	For	For
				Shareholder proposal regarding Political Contributions	Shareholder	Yes	Against	For
				Ratify the Appointment of the Independent Auditor	Issuer	Yes	For	For
TJX Companies	TJX	872540109	6/11/2013	Elect 11 Directors	Issuer	Yes	For All	For
				Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Approval of Stock Incentive Plan Amendments and Material Terms of Preformance Goals	Issuer	Yes	For	For
				Say on Pay: Advisory Approval of TJX's Executive Compensation	Issuer	Yes	For	For
3M Company	MMM	88579Y101	5/14/2013	Elect 11 Directors	Issuer	Yes	For All	For
				Ratify the Appointment of PwC LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Advisory Approval of Executive Compensation	Issuer	Yes	For	For
				Shareholder proposal on Action by Written Consent	Shareholder	Yes	Against	For
				Shareholder proposal on Prohibiting Political Spending from Corporate Treasury Funds	Shareholder	Yes	Against	For
United Parcel Service	UPS	911312106	5/2/2013	Elect 12 Directors	Issuer	Yes	For All	For
				Ratify the Appointment of Deloitte & Touche LLP as Independent Public Accounting Firm	Issuer	Yes	For	For
				Shareholder proposal on Lobbying Disclosure	Shareholder	Yes	Against	For
				Shareholder proposal to Reduce Voting Power of Class A to from 10 to 1 vote per share	Shareholder	Yes	For	Against
United Technologies Corporation	UTX	913017109	4/29/2013	Elect 12 Directors	Issuer	Yes	For All	For
				Appointment of PwC as Independent Auditor for 2013	Issuer	Yes	For	For
				Advisory Vote to Approve the Compensation of Named Executive Officers	Issuer	Yes	For	For
Wal-Mart Stores, Inc.	WMT	931142103	6/7/2013	Elect 14 Directors	Issuer	Yes	For All	For
				Ratification of Ernst & Young LLP as Independent Accountants	Issuer	Yes	For	For
				Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes	For	For
				Approval of the Wal-Mart Stores Inc Management Incentive Plan as Amended	Issuer	Yes	For	For
				Shareholder proposal on Special Meeting Right	Shareholder	Yes	Against	For
				Shareholder proposal on Equity Retention Requirement	Shareholder	Yes	Against	For
				Shareholder proposal on Independent Chairman	Shareholder	Yes	Against	For
				Shareholder proposal on Request for Annual Report on Recoupment of Executive Pay	Shareholder	Yes	Against	For
Wells Fargo & Co.	WFC	949746101	4/23/2013	Elect 14 Directors	Issuer	Yes	For All	For
				Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	For
				Approve the Company's Amended & Restated Long-Term Incentive Compensation Plan	Issuer	Yes	For	For
				Ratify the Appointment of KPMG LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Shareholder proposal to Adopt a Policy Requiring an Independent Chariman	Shareholder	Yes	Against	For
				Shareholder proposal to Provide a Report on Lobbying Policies & Practices	Shareholder	Yes	Against	For
				Shareholder proposal to Review & Report on Mortgage Servicing & Foreclosure Practices	Shareholder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Asset Management Fund

By (Signature and Title)*	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Date August 27, 2013

* Print the name and title of each signing officer under his or her signature.